ACCRUED LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
SCHEDULE OF ACCRUED LIABILITIES
	June 30,	December 31,
	2013	2012
Accrued liabilities and employee related benefits	$65,746	$18,746
Accrued interest	163,116	131,303

Total	$228,862	$150,049

	Year Ended December 31,
	2012	2011

Accrued compensation and related benefits	$18,746	$18,746
Accrued interest	131,303	$58,462
Total	$150,049	$77,208